Interest income from financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2019
Interest income from financial assets at fair value through profit or loss
Schedule of main interest income from financial assets at fair value through profit or loss

	2017	2018	2019

Loans and advances to credit institutions	—	5,981	6,306
Loans and advances to customers	—	518	1,742
Debt instruments	—	7,550	7,336
	—	14,049	15,384